Parent entity information	12 Months Ended
Jun. 30, 2025
Parent Entity Information
Parent entity information

33. Parent entity information

The following information related to the parent entity, Locafy Limited, as at and for the financial year ended 30 June 2025. The information has been prepared on the same basis as the consolidated financial statement, except as noted below.

Statement of financial position of the parent

	2025 $	2024 $
Total assets	5,827,095	6,046,882
Total liabilities	(2,001,418)	(2,735,152)
Total equity	3,825,677	3,311,730
Issued capital	53,201,097	48,588,888
Accumulated losses	(50,018,609)	(47,031,608)
Reserves	643,188	1,754,450

Statement of profit or loss and other comprehensive income of the parent entity

	2025 $	2024 $	2023 $
Loss for the year	(4,314,231)	(1,941,033)	(3,891,586)
Total comprehensive loss for the year	(4,314,231)	(1,941,033)	(3,891,586)

Contingent liabilities of the parent entity

The parent entity had no contingent liabilities as at 30 June 2025 (2024: Nil)

Capital commitments of the parent entity

The parent entity had no capital commitment as at 30 June 2025 (2024: Nil)

Guarantees entered into by the parent entity

The parent entity has not provided any guarantees in relation to the debts of its subsidiary as at 30 June 2025 (2024: Nil).

Significant accounting policies

The accounting policies of the parent entity are consistent with those adopted in the consolidated financial statements, except that investments in the subsidiary are accounted for at cost in the parent entity’s financial statements and have not been assessed for impairment.